CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED JULY 11, 2012
TO THE PROSPECTUS DATED JANUARY 1, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Prospectus.

EMERGING MARKETS EQUITY INVESTMENTS

Effective immediately, the following replaces similar disclosure found in the section entitled “Fund Fees and Expenses” under the heading “Emerging Markets Equity Investments” on page 17 of the Prospectus:

Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the TRAK® program)
Maximum annual TRAK® fee (as a percentage of average quarter-end net assets)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Other Expenses	0.15%
Acquired fund fees and expenses	0.01%
Total Annual Fund Operating Expenses(1)	1.06%
(1)
The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the “Financial Highlights” section of this prospectus (“Expense Ratio”) because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.